Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Summary of Stock Option Activity

Stock Option Activity
(millions of shares and Canadian dollars)	2023		2022
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
Number outstanding, beginning of year	12.8	$72.05	12.2	$65.36
Granted	2.5	90.55	2.5	95.33
Exercised	(1.2)	58.32	(1.8)	57.65

Forfeited/expired	–	79.27	(0.1)	80.75
Number outstanding, end of year	14.1	$76.58	12.8	$72.05

Exercisable, end of year	5.1	$64.18	4.4	$60.16

Available for grant	7.4		9.9

Range of Exercise Prices

Range of Exercise Prices
(millions of shares and Canadian dollars)	Options outstanding			Options exercisable
	Number of shares outstanding	Weighted- average remaining contractual life (years)	Weighted- average exercise price	Number of shares exercisable	Weighted- average exercise price
$47.59 – $53.15	1.6	1.4	52.13	1.6	52.13
$65.75 – $69.39	2.5	4.3	68.13	2.5	68.13
$71.88 – $72.84	5.1	6.0	72.40	1.1	72.64
$90.55	2.5	9.0	90.55	–	–

$95.33	2.4	8.0	95.33	–	–

Schedule of Assumptions Used for Estimating the Fair Value of Options

Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	2023	2022
Risk-free interest rate	2.87%	1.47%
Option contractual life	10 years	10 years
Expected volatility	18.43%	17.89%
Expected dividend yield	3.69%	3.66%

Exercise price/share price	$90.55	$95.33